As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Market Value
COMMON STOCKS - 86.1%
Asset Management & Custody Banks - 4.0%
13,524,484	SC Fondul Proprietatea SA (Romania)	$2,845,473
188,600	Voya Financial, Inc. (United States)	8,130,546
		10,976,019
Casinos & Gaming - 4.7%
800,898	OPAP SA (Greece)	7,517,945
323,000	Universal Entertainment Corp. (Japan)	5,281,219
		12,799,164
Construction & Engineering - 10.5%
83,014	Compagnie d'Enterprises (Belgium)	9,024,231
848,786	Fomento de Contrucciones (Spain)*	10,367,744
3,356,431	Maire Tecnimont SpA (Italy)*	9,361,715
		28,753,690
Diversified Financial Services - 4.6%
861,451	ING Groep NV (Netherlands)*1	12,638,975

Diversified Telecommunication Services - 1.6%
3,830,900	Telecom Italia SpA (Italy)*	4,498,121

Food Products - 2.6%
612,655	Marine Harvest Asa (Norway)	7,038,646

General Merchandise Stores - 1.9%
278,157	Retail Holdings NV (Hong Kong)2	5,340,614

Health Care Providers & Services - 3.5%
545,524	Lifco AB (Sweden)	9,634,551

Home Building - 4.2%
1,382,738	Green Brick Partners, Inc. (United States)*	11,442,157

Household Durables - 1.2%
1,234,692	Delclima (Italy)*	3,191,544

Industrial Conglomerates - 5.4%
7,800	Bollore Protection SA (France)*	41,574
1,967,442	Bollore SA (France)1	10,486,452
27,711,000	K1 Ventures Ltd. (Singapore)	4,139,436
		14,667,462
Insurance - 10.7%
446,531	Ambac Financial Group, Inc. (United States)*1	10,806,050
422,220	NN Group NV (Netherlands)1	11,976,262
736,440	UNIQA Insurance Group AG (Austria)	6,668,202
		29,450,514
Life Sciences Tools & Services - 1.2%
1,127,405	Enzo Biochem Inc. (United States)*	3,325,845

Media - 7.7%
7,128,484	Promotora de Informaciones SA (Spain)*	2,291,797
3,683,197	Promotora de Informaciones SA - Class A - (Spain) ADR*	4,548,748
575,066	Vivendi SA (France)1	14,299,049
		21,139,594
Metals & Mining - 5.2%
7,126,700	Schmolz + Bickenbach AG (Switzerland)*	7,040,165
273,400	Thyssenkrupp AG (Germany)	7,183,210
		14,223,375

Multi-line Insurance - 2.5%
125,200	American International Group, Inc. (United States)	6,859,708

Oil & Gas Drilling - 0.2%
10,392,243	Sevan Drilling AS (Norway)*	593,422

Other Diversified Financial Services - 4.5%
45,183	Ackermans & van Haaran NV (Belgium)	5,302,815
465,900	American Capital Ltd. (United States)*1	6,890,661
		12,193,476

Oil, Gas & Consumable Fuels - 1.7%
199,198	Par Petroleum Corp. (United States)*	4,623,386

Real Estate Management & Development - 8.2%
416,000	CK Hutchinson Holdings Ltd (Cayman Islands)	8,521,061
2,012,943	Deutsche Office AG (Germany)	8,765,853
1,520,000	Selvaag Bolig AS (Norway)	5,264,347
		22,551,261
TOTAL COMMON STOCKS
(Cost $227,957,755)		235,941,524

PARTNERSHIPS & TRUSTS - 3.7%
Real Estate Investment Trusts - 3.7%
237,765	Gramercy Property Trust, Inc. (United States)	6,674,050
264,700	Saltangen Prop Inv (Sweden)2	3,380,921
		10,054,971
TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,673,684)		10,054,971

WARRANTS - 1.2%
Diversified Financial Services - 0.1%
302,728	Alpha Bank AE, Expiration: December, 2017, Exercise Price $0.45 EUR (Greece)	145,827
1,363,861	Hellenic Financial Stability Fund, Expiration: January, 2018, Exercise Price $1.73 EUR (Greece)	137,850
		283,677

Insurance - 1.1%
224,971	Ambac Financial Group, Inc., Expiration: April, 2023, Exercise Price $16.67 (United States)*	3,023,610

TOTAL WARRANTS
(Cost $4,020,014)		3,307,287

Contracts
CALL OPTIONS PURCHASED - 0.3%
Hedges - 0.3%
1,025	CurrencyShare Swiss Franc, Expiration: September, 2015, Strike Price $102 (United States)3	276,750
1,174	iShares 20+ Year Treasury Bond Fund, Expiration: September, 2015, Strike Price $134 (United States)3	396,224
3,263	iShares Tips Bond Fund, Expiration: June, 2015, Strike Price $117 (United States)3	89,733
654	iShares Tips Bond Fund, Expiration: September, 2015, Strike Price $118 (United States)3	32,700
		795,407
Multi-line Insurance - 0.0%
4,450	Genworth Financial, Inc., Expiration: January, 2016, Strike Price $15 (United States)3	53,400

TOTAL CALL OPTIONS PURCHASED
(Cost $1,610,314)		848,807

PUT OPTIONS PURCHASED - 0.1%
Hedges - 0.1%
346	Deutsche Borse AG German Stock Index, Expiration: June, 2015, Strike Price $10,500 EUR (Germany)4	159,138
TOTAL PUT OPTIONS PURCHASED
(Cost $375,425)		159,138

Shares
SHORT-TERM INVESTMENT - 3.8%
Money Market Fund - 3.8%
10,533,524	Invesco Liquid Assets Portfolio-Institutional Class, 0.08%5	10,533,524
TOTAL SHORT-TERM INVESTMENT
(Cost $10,533,524)		10,533,524

TOTAL INVESTMENTS IN SECURITIES - 95.2%
(Cost $252,170,716)		260,845,251
Other Assets in Excess of Liabilities - 4.8%		13,141,197
TOTAL NET ASSETS - 100.0%		$273,986,448

*	Non-income producing security.
ADR	American Depositary Receipt
EUR	Euro
1	All or a portion of this security was segregated as collateral for forward currency contract.
2	Affiliated company as defined by the Investment Company Act of 1940.
3	100 shares per contract.
4	5 shares per contract.
5	Seven-day yield as of March 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

SCHEDULE OF SECURITY SOLD BUT NOT YET PURCHASED at March 31, 2015 (Unaudited)

Shares			Value
SECURITY SOLD BUT NOT YET PURCHASED - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
49,000 Statoil ASA (Norway)*			$868,602
TOTAL SECURITY SOLD BUT NOT YET PURCHASED
(Proceeds $901,872)			$868,602

* Non-income producing security.

COUNTRY ALLOCATION at March 31, 2015 (Unaudited)

Country	Long Exposure	Short Exposure^	Net Exposure
United States	28.1%	-	28.1%
France	9.5%	-	9.5%
Netherlands	9.5%	-	9.5%
Spain	6.6%	-	6.6%
Italy	6.6%	-	6.6%
Germany	6.2%	-	6.2%
Belgium	5.5%	-	5.5%
Sweden	5.0%	-	5.0%
Norway	5.0%	0.3%	4.7%
Cayman Islands	3.3%	-	3.3%
Greece	3.0%	-	3.0%
Switzerland	2.7%	-	2.7%
Austria	2.6%	-	2.6%
Hong Kong	2.0%	-	2.0%
Japan	2.0%	-	2.0%
Singapore	1.6%	-	1.6%
Romania	1.1%	-	1.1%
Total	100.3%	0.3%	100.0%
^Security sold but not yet purchased.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments			$257,250,621
Gross unrealized appreciation			46,454,828
Gross unrealized depreciation			(42,860,198)
Net unrealized appreciation			$3,594,630

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2015 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.  These types of assets generally included in this category are equities listed in active markets.

• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.  The types of assets generally included in this category are bonds and financial instruments classified as derivatives.

• Level 3— Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or required significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment excercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Conglomerate	$9,634,551	$–	$–	$9,634,551
Consumer Discretionary	29,724,662	9,889,362	–	39,614,024
Consumer Staples	7,038,646	–	–	7,038,646
Energy	5,216,808	–	–	5,216,808
Financials	98,809,390	–	–	98,809,390
Health Care	3,325,845	–	–	3,325,845
Industrials	39,281,715	–	–	39,281,715
Materials	14,223,375	–	–	14,223,375
Telecommunication Services	18,797,170	–	–	18,797,170
Partnerships & Trusts	10,054,971	–	–	10,054,971
Warrants	3,307,287	–	–	3,307,287
Call Options Purchased	–	848,807	–	848,807
Put Options Purchased	–	159,138	–	159,138
Short-Term Investments	10,533,524	–	–	10,533,524
Total Investments in Securities	$249,947,944	$10,897,307	$–	$260,845,251
Other Financial instruments#
Unrealized appreciation	$–	$4,409,966	$–	$4,409,966
Unrealized depreciation	–	–	–	–
Total Investments in Other Financial Instruments	$–	$4,409,966	$–	$4,409,966

Securities Sold But Not Yet Purchased	$868,602	$–	$–	$868,602

# Other Financial Instruments are derivative instruments (forward currency contracts), which are value at the unrealized appreciation (depreciation) on the investments.

Transfers between levels are determined as of the end of the reporting period. There were no Level 3 securities held by the Fund during the quarter ended March 31, 2015, and therefore there were no transfers into or out of Level 3. It is the Fund’s policy to recognize transfers at market value as of the beginning of the period. Below are the transfers between Levels 1 and 2 during the reporting period from January 1, 2015 to March 31, 2015.

Transfers into Level 1	$132,285,404
Transfers out of Level 1	(9,889,363)
Net transfers in and/or out of Level 1	$122,396,041

Transfers into Level 2	$9,889,363
Transfers out of Level 2	(132,285,404)
Net transfers in and/or out of Level 2	$(122,396,041)

At the close of business March 31, 2015, certain of the Fund’s foreign securities that are traded on foreign exchanges were “fair valued” using prices provided by Interactive Data’s Fair Value Information Services (“FVIS”) in accordance with the Fund’s policies and procedures for fair valuing securities and assets. As a result, these securities were transferred from Level 1 to Level 2.

As of March 31, 2015, the Fund had the following forward currency contracts outstanding with Morgan Stanley (Unaudited):

						Net Unrealized
Currency to be	Amount of Currency	Settlement	Currency to be	Amount of Currency		Appreciation
Received	to be Received	Date	Delivered	to be Delivered	Fair Value	(Depreciation)
USD	6,910,816	6/11/2015	CHF	6,884,957	$6,910,816	$-
USD	129,535,692	6/11/2015	EUR	116,967,600	125,894,123	3,641,569
USD	5,328,298	6/11/2015	JPY	638,200,000	5,326,600	1,698
USD	12,093,323	6/11/2015	NOK	95,004,000	11,769,851	323,472
USD	2,837,355	6/11/2015	RON	11,430,000	2,780,813	56,542
USD	16,824,461	6/11/2015	SEK	141,809,600	16,485,122	339,339
USD	4,019,333	6/11/2015	SGD	5,513,400	4,010,160	9,173
SEK	33,000,000	6/11/2015	USD	3,798,020	3,836,193	38,173
Net Value of Outstanding Forward Currency Contracts					$177,013,678	$4,409,966

EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
RON	Romanian New Leu
SGD	Singapore Dollar
SEK	Swedish Krona
CHF	Swiss Franc
USD	U.S. Dollars

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore        Evermore Funds Trust

By (Signature and Title)*      /s/Eric LeGoff
                                                          Eric LeGoff, Chief Executive Officer

Date     4/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Eric LeGoff
                                                         Eric LeGoff, Chief Executive Officer

Date      4/30/2015

By (Signature and Title)*      /s/Salvatore DiFranco
                                                          Salvatore DiFranco, Chief Financial Officer

Date     4/30/2015
* Print the name and title of each signing officer under his or her signature.